RELATED PARTY TRANSACTIONS	6 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship with the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity investee - 13% of the ownership

(1) Due from a related party

Amount due from a related party consist primarily of rental receivables from the following:

	As of December 31, 2025	As of June 30, 2025

Linsun	$126,300	$108,387

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

(Unaudited)

NOTE 8 – RELATED PARTY TRANSACTIONS (continued)

(2) Due to a related party

Amount due to a related party consists of the following:

	As of December 31, 2025	As of June 30, 2025
Mr. Silong Chen	$117,202	$32,171

Mr. Silong Chen periodically provides working capital advances to support the Company’s operations as needed. These advances are non-interest bearing and repayable on demand.

(3) Loan guarantee provided by related parties

In connection with the Company’s bank loans, Mr. Silong Chen pledged his personal assets as collateral and signed guarantee agreements to provide a guarantee for the Company’s bank loans.

(4) Accounts receivable- related party

Accounts receivable- related party consisted of the following:

	As of December 31, 2025	As of June 30, 2025
Dogness Network	$-	$12,135

On January 30, 2026, Dogness Network entered into liquidation procedure due to continuous losses. Therefore, the Company accounts receivable of $9,467 (RMB66,201) from Dogness Network as of December 31, 2025 was fully impaired.

(5) Account payable- related party

Account payable- related party consisted of the following:

	As of December 31, 2025	As of June 30, 2025
Linsun	$51,294	$22,663

(6) Purchase from a related party

During the six months ended December 31, 2025 and 2024, the Company purchased certain pet product components and parts, such as smart pet water and food feeding devices, from Linsun. Total purchases from Linsun amounted to $61,106 and $204,032 in the six months ended December 31, 2025 and 2024, respectively.

(7) Lease arrangement with a related party

On January 2, 2020, Dongguan Jiasheng signed a lease agreement with Linsun, which enabled Linsun to lease part of Dongguan Jiasheng’s new production facilities of approximately 8,460 square meters for ten years. Annual lease payment from Linsun amounted to approximately $230,000 and is subject to 15% increase every three years. For the six months ended December 31, 2025 and 2024, the Company recorded rental income of $299,930 and $277,287, respectively, as other income through leasing the manufacturing facilities to Linsun, respectively.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

(Unaudited)